SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Feb. 03, 2026	Mar. 30, 2026
SUBSEQUENT EVENTS
Stock repurchased shares		1,694,993
Stock repurchased value		$ 13,292
O 2026 H1 Dividends
SUBSEQUENT EVENTS
Date declared for dividend payable	Feb. 03, 2026
Dividend payable	$ 0.2
Aggregate amount of dividend	$ 5,300
Date to paid for dividend payable	Mar. 06, 2026
Date of record for dividend payable	Feb. 20, 2026